Document And Entity Information	Sep. 30, 2021
Document Information [Line Items]
Entity, Registrant Name	IRONSTONE GROUP, INC
Document, Type	8-K
Document, Period End Date	Sep. 30, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-12346
Entity, Tax Identification Number	95-2829956
Entity, Address, Address Line One	909 Montgomery Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94133
City Area Code	415
Local Phone Number	551-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000723269